GREAT-WEST FUNDS, INC.
Great-West T. Rowe Price Equity Income Fund
Institutional Class: MXVHX
Initial Class Ticker: MXEQX
Class L Ticker: MXTQX
(the “Fund”)

Supplement dated June 24, 2015 to the Prospectus and Summary Prospectus for the
Fund, each dated May 1, 2015, and the Statement of Additional Information
for Great-West Funds, Inc., dated May 1, 2015

Effective November 1, 2015, John D. Linehan will replace Brian C. Rogers as the Fund’s portfolio manager. All references to Brian C. Rogers in the Prospectus, Summary Prospectus and Statement of Additional Information are removed. The following changes are made to the Prospectus, Summary Prospectus, and Statement of Additional Information, as applicable:

Under the sub-section “Portfolio Manager” in the Prospectus and Summary Prospectus for the Fund is hereby deleted in its entirety and replaced with the following:

“John D. Linehan, CFA, Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. and Chairman of the T. Rowe Price Equity Income Fund’s Investment Advisory Committee. Mr. Linehan has managed the Fund since 2015.”

Under the sub-section “T. Rowe Price Associates, Inc.” of the “Sub-Adviser” section on page 9 of the Prospectus, the second paragraph of the sub-section is hereby deleted in its entirety and replaced with the following:

“The Fund is managed by an Investment Advisory Committee chaired by John D. Linehan, CFA. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the Fund’s investment program. This Investment Advisory Committee also serves as the investment committee for the T. Rowe Price Equity Income Fund. John D. Linehan, Vice President of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. and Chairman of the T. Rowe Price Equity Income Fund’s Investment Advisory Committee has been the portfolio manager of the T. Rowe Price Equity Income Fund since 2015. He joined T. Rowe Price in 1998 and has nine years of previous investment experience.”

Under the “Other Accounts Managed” section on page 73 of the Statement of Additional Information, the information is hereby deleted in its entirety and replaced with the following:

“The Great-West T. Rowe Price Equity Income Fund is managed by an Investment Advisory Committee chaired by John D. Linehan. Mr. Linehan has day-to-day responsibility for managing the Great-West T. Rowe Price Equity Income Fund and works with the Committee in developing and executing the investment program for the Great-West T. Rowe Price Equity Income Fund.

The following table provides information regarding registered investment companies other than the Fund, other pooled investment vehicles and other accounts over which the portfolio manager(s) also has day-to-day management responsibilities. The tables provide the numbers of such accounts, the total assets in such accounts and the number of accounts and total assets whose fees are based on performance. The information is provided as of May 31, 2015."

	AUM Based Fees						Performance Based Fees
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)	Number of Accounts	Total Assets ($m)
John D. Linehan	4	$7,641.5	3	$4,553.7	26	$4,720	0	0	0	0	0	0

Under the section entitled “Ownership of Securities” on page 51 of the Statement of Additional Information, the information is hereby deleted in its entirety and replaced with the following:

“The portfolio manager did not own any shares of the Great-West T. Rowe Price Equity Income Fund as of May 31,
2015.”

This Supplement must be accompanied by or read in conjunction with the current Prospectus and Summary Prospectus, each dated May 1, 2015, and the Statement of Additional Information for Great-West Funds, Inc., dated May 1, 2015.

Please keep this Supplement for future reference.